Customer ExAlt Trust Loan Payable (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023		Oct. 18, 2023	Mar. 24, 2022	Dec. 07, 2021
Asset Acquisition [Line Items]
Loan receivable fair value							$ 72,500
Proceeds from transfer of loan							$ 72,500
Transfer of investments	$ 56,700		$ 56,700
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Loss on financial instruments, net	Loss on financial instruments, net
Amortization of debt discount	$ 38	$ (1,287)	$ (1,250)	$ (4,478)
Extinguishment of debt			8,846
Derivative liabilities				52,129	[1]	$ 47,900
Unamortized debt discount				5,600
Derivative liabilities				3,513
Customer Ex Alt Trusts [Member]
Asset Acquisition [Line Items]
Derivative gain (loss) on derivative, net		1,400	1,600	4,600
Derivative liabilities				3,500
Derivative liabilities			$ 1,900	3,500
Customer Ex Alt Trusts [Member] | Loans Payable [Member]
Asset Acquisition [Line Items]
Interest rate	12.00%		12.00%
Loans payable				54,200		50,900
Maximum rate	21.00%		21.00%
Amortization of debt discount		$ 300	$ 600	$ 1,700
Unamortized debt discount						$ 5,000
Customer Ex Alt Trusts [Member]
Asset Acquisition [Line Items]
Alternative assets acquired								$ 352,600
Percentage allocated to payable repayment								27.80%

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4.